Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the weighted-average assumptions used to estimate the fair value of options granted during the periods presented:

	2014	2013
Weighted-average grant date fair value	$2.00	$1.01
Weighted-average assumptions used:
Expected volatility	72.8%	77.7%
Expected lives (years)	5.0	6.2
Risk free interest rate	1.7%	1.0%
Forfeiture rate	29.5%	20.5%
Dividend rate	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

	Options	Weighted- Average Exercise Price
Outstanding at December 31, 2012	792	$6.06
Granted	284	1.88
Forfeited	(113)	2.88
Cancelled	(208)	6.99
Exercised	(5)	0.93
Outstanding at December 31, 2013	750	4.74
Granted	734	2.26
Forfeited	(214)	2.13
Cancelled	(25)	6.34
Outstanding at December 31, 2014	1,245	$3.69
Exercisable at December 31, 2014	543	$5.51

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable [Table Text Block]
The following table summarizes information concerning outstanding and exercisable options at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted-Average Outstanding Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
Under $1.00	53	0.50	$0.93	52	$0.93
$1.00 – $2.00	645	8.30	1.87	160	1.83
$2.01 – $3.00	87	9.54	2.81	—	—
$3.01 – $4.00	130	9.54	3.32	8	3.20
$4.01 – $5.00	25	3.49	4.24	24	4.24
$5.01 – $6.00	96	2.29	5.56	96	5.56
$6.01 – $7.00	84	2.49	6.14	78	6.14
Greater than $7.01	125	2.16	12.08	125	12.08
	1,245	6.64	$3.69	543	$5.51

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of RSU activity is as follows:

	RSUs	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2012	4	$21.40
Granted	50	1.99
Forfeited	(1)	21.63
Converted to common stock	(2)	21.32
Outstanding at December 31, 2013	51	2.40
Granted	105	3.49
Outstanding at December 31, 2014	156	$3.08
Vested and convertible to common stock at December 31, 2014	56	$2.65